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C000114818
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Class A (including sales charges) ($18,702)
Accumulated Value	$ 9,426	$ 9,708	$ 9,878	$ 9,925	$ 9,953	$ 9,746	$ 9,652	$ 9,805	$ 9,873	$ 10,161	$ 10,199	$ 10,305		$ 10,401	$ 10,362	$ 10,459	$ 10,555	$ 10,564	$ 10,804	$ 10,948	$ 11,085	$ 11,250	$ 10,962	$ 11,003	$ 11,044	$ 11,137	$ 11,106	$ 11,219	$ 11,250	$ 11,209	$ 10,848	$ 10,962	$ 10,566	$ 11,134	$ 11,254	$ 11,516	$ 11,734	$ 11,396	$ 11,854	$ 11,963	$ 11,996	$ 12,018	$ 12,138	$ 12,204	$ 12,528	$ 12,399	$ 11,966	$ 11,626	$ 11,884	$ 12,012	$ 12,130	$ 12,528	$ 13,114	$ 12,716	$ 12,563	$ 13,337	$ 13,676	$ 13,569	$ 13,546	$ 13,676	$ 14,125	$ 14,315	$ 14,540	$ 14,823	$ 14,977	$ 14,445	$ 14,776	$ 14,788	$ 15,135	$ 14,850	$ 14,566	$ 14,381	$ 13,897	$ 13,797	$ 13,341	$ 13,897	$ 13,384	$ 12,672	$ 12,786	$ 13,199	$ 12,845	$ 13,259	$ 12,814	$ 13,213	$ 13,275	$ 12,998	$ 13,321	$ 13,520	$ 13,275	$ 12,784	$ 12,461	$ 13,321	$ 13,947	$ 13,901	$ 14,086	$ 14,471	$ 13,963	$ 14,332	$ 14,578	$ 14,825	$ 15,086	$ 15,410	$ 15,009	$ 15,502	$ 15,007	$ 15,290	$ 15,464	$ 15,133	$ 15,101	$ 15,416	$ 15,936	$ 16,031	$ 16,393	$ 16,755	$ 17,086	$ 17,164	$ 17,118	$ 17,635	$ 18,104	$ 17,522	$ 18,363	$ 18,702
C000114819
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Class C (including sales charges) ($18,391)
Accumulated Value	10,000	10,287	10,472	10,513	10,533	10,308	10,195	10,356	10,419	10,720	10,751	10,865		10,959	10,907	11,000	11,094	11,094	11,343	11,489	11,627	11,783	11,481	11,515	11,548	11,638	11,604	11,716	11,738	11,682	11,303	11,403	10,984	11,572	11,690	11,960	12,184	11,819	12,290	12,395	12,419	12,431	12,548	12,619	12,931	12,793	12,340	11,988	12,240	12,378	12,478	12,881	13,471	13,057	12,893	13,672	14,016	13,903	13,865	13,991	14,446	14,623	14,850	15,129	15,268	14,724	15,053	15,053	15,397	15,108	14,803	14,605	14,087	13,981	13,524	14,087	13,554	12,823	12,915	13,341	12,959	13,384	12,927	13,319	13,368	13,090	13,401	13,580	13,335	12,829	12,502	13,352	13,973	13,924	14,103	14,479	13,956	14,316	14,561	14,790	15,035	15,345	14,953	15,427	14,916	15,198	15,364	15,032	14,982	15,281	15,796	15,879	16,211	16,577	16,876	16,959	16,900	17,408	17,849	17,273	18,086	18,391
C000114825
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Institutional Class ($20,322)
Accumulated Value	10,000	10,298	10,486	10,536	10,565	10,347	10,248	10,415	10,497	10,791	10,841	10,963		11,064	11,024	11,125	11,237	11,237	11,501	11,653	11,802	11,977	11,683	11,726	11,770	11,868	11,846	11,966	11,998	11,966	11,574	11,694	11,272	11,884	12,011	12,300	12,531	12,185	12,670	12,785	12,820	12,855	12,982	13,062	13,403	13,279	12,807	12,447	12,720	12,869	13,006	13,428	14,062	13,627	13,465	14,310	14,668	14,566	14,541	14,680	15,175	15,366	15,619	15,924	16,089	15,518	15,886	15,898	16,287	15,981	15,675	15,476	14,955	14,848	14,374	14,971	14,420	13,654	13,777	14,221	13,846	14,309	13,813	14,260	14,326	14,028	14,392	14,591	14,343	13,813	13,466	14,392	15,070	15,020	15,236	15,652	15,103	15,519	15,769	16,051	16,334	16,683	16,251	16,783	16,255	16,579	16,766	16,408	16,374	16,715	17,295	17,398	17,790	18,182	18,540	18,643	18,585	19,164	19,673	19,041	19,953	20,322
C000114823
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Institutional 2 Class ($20,323)
Accumulated Value	10,000	10,307	10,485	10,535	10,574	10,356	10,248	10,421	10,492	10,795	10,846	10,967		11,069	11,028	11,130	11,241	11,241	11,504	11,666	11,805	11,978	11,685	11,729	11,772	11,870	11,848	11,968	12,000	11,968	11,577	11,696	11,273	11,884	12,011	12,299	12,541	12,184	12,668	12,784	12,830	12,853	12,979	13,060	13,410	13,274	12,803	12,456	12,728	12,877	13,001	13,422	14,054	13,633	13,472	14,302	14,665	14,563	14,538	14,690	15,171	15,373	15,613	15,930	16,094	15,525	15,892	15,904	16,275	15,970	15,665	15,482	14,948	14,857	14,369	14,979	14,414	13,652	13,774	14,231	13,843	14,304	13,810	14,255	14,321	14,024	14,387	14,601	14,337	13,810	13,464	14,387	15,077	15,027	15,226	15,657	15,094	15,508	15,773	16,055	16,336	16,684	16,253	16,784	16,257	16,579	16,766	16,410	16,376	16,715	17,293	17,395	17,785	18,193	18,550	18,652	18,593	19,169	19,659	19,047	19,956	20,323
C000147084
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Institutional 3 Class ($20,443)
Accumulated Value	10,000	10,307	10,495	10,544	10,574	10,356	10,257	10,427	10,508	10,812	10,862	10,974		11,085	11,045	11,146	11,257	11,257	11,531	11,682	11,829	12,002	11,709	11,752	11,796	11,894	11,872	11,991	12,035	11,991	11,611	11,720	11,300	11,911	12,050	12,338	12,569	12,211	12,707	12,822	12,857	12,891	13,018	13,099	13,444	13,320	12,849	12,489	12,762	12,911	13,047	13,469	14,102	13,680	13,519	14,350	14,722	14,620	14,595	14,734	15,229	15,432	15,674	15,978	16,156	15,585	15,953	15,965	16,347	16,041	15,735	15,536	15,015	14,908	14,434	15,030	14,479	13,699	13,837	14,280	13,911	14,357	13,877	14,324	14,390	14,093	14,440	14,655	14,407	13,861	13,530	14,456	15,139	15,089	15,305	15,721	15,172	15,588	15,854	16,121	16,403	16,769	16,337	16,869	16,331	16,656	16,843	16,502	16,451	16,792	17,390	17,475	17,884	18,294	18,652	18,755	18,686	19,266	19,775	19,143	20,074	20,443
C000255600
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Adaptive Risk Allocation Fund Class S ($19,907)
Accumulated Value	10,000	10,300	10,480	10,529	10,559	10,340	10,240	10,403	10,474	10,780	10,821	10,933		11,035	10,994	11,096	11,198	11,208	11,463	11,615	11,761	11,936	11,630	11,673	11,717	11,815	11,783	11,903	11,936	11,892	11,509	11,630	11,210	11,812	11,940	12,218	12,449	12,090	12,577	12,692	12,727	12,750	12,878	12,947	13,292	13,155	12,695	12,334	12,608	12,744	12,869	13,292	13,913	13,490	13,329	14,149	14,509	14,396	14,371	14,509	14,986	15,187	15,426	15,727	15,890	15,325	15,677	15,689	16,058	15,755	15,453	15,257	14,743	14,638	14,154	14,743	14,200	13,444	13,565	14,003	13,628	14,067	13,595	14,019	14,084	13,791	14,133	14,344	14,084	13,563	13,221	14,133	14,797	14,748	14,944	15,352	14,814	15,205	15,467	15,728	16,006	16,349	15,909	16,430	15,909	16,226	16,410	16,059	16,026	16,360	16,928	17,028	17,412	17,812	18,163	18,263	18,207	18,773	19,254	18,653	19,546	19,907
C000032900
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Class A (including sales charges) ($30,013)
Accumulated Value	9,427	9,590	9,765	9,744	9,677	9,538	9,878	10,123	10,208	10,637	10,630	10,720		10,891	10,946	11,079	11,154	11,410	11,630	12,032	12,195	12,698	12,211	11,946	11,812	12,018	12,019	12,571	12,811	12,883	12,312	12,693	11,630	12,328	12,849	13,013	13,488	12,751	13,540	13,755	13,576	13,951	14,089	14,436	14,868	14,753	13,450	11,976	13,115	13,550	13,568	14,115	14,736	14,404	14,003	15,553	15,984	15,804	16,331	17,396	17,894	18,348	18,402	18,732	19,076	18,198	19,400	18,949	20,138	19,405	18,940	19,602	18,719	19,045	17,738	18,702	18,214	16,793	18,483	19,747	19,091	19,414	18,879	19,045	19,284	18,719	19,826	20,532	20,086	19,375	18,967	20,185	21,040	21,318	22,052	22,792	21,999	22,507	22,660	23,441	24,209	24,487	24,186	25,356	24,142	25,124	25,417	24,754	23,982	24,930	25,692	25,892	26,622	27,236	27,118	27,821	27,896	29,028	29,975	28,784	30,036	30,013
C000032902
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Class C (including sales charges) ($29,550)
Accumulated Value	10,000	10,170	10,350	10,322	10,245	10,088	10,442	10,699	10,774	11,224	11,207	11,300		11,473	11,517	11,656	11,725	11,992	12,207	12,625	12,788	13,309	12,788	12,500	12,356	12,566	12,555	13,126	13,367	13,437	12,835	13,220	12,107	12,826	13,355	13,524	14,003	13,231	14,045	14,250	14,058	14,444	14,573	14,925	15,358	15,235	13,882	12,352	13,513	13,951	13,964	14,520	15,148	14,799	14,379	15,953	16,394	16,197	16,729	17,806	18,300	18,754	18,800	19,130	19,459	18,554	19,768	19,299	20,494	19,735	19,252	19,911	19,003	19,319	17,982	18,952	18,440	16,995	18,690	19,960	19,284	19,602	19,049	19,197	19,426	18,851	19,954	20,648	20,190	19,466	19,041	20,245	21,095	21,362	22,082	22,809	22,001	22,492	22,628	23,395	24,147	24,410	24,099	25,243	24,028	24,982	25,254	24,589	23,808	24,725	25,471	25,646	26,361	26,949	26,820	27,497	27,551	28,652	29,570	28,376	29,590	29,550
C000032905
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Institutional Class ($32,640)
Accumulated Value	10,000	10,174	10,364	10,343	10,272	10,125	10,491	10,757	10,847	11,303	11,296	11,398		11,579	11,639	11,787	11,866	12,146	12,380	12,808	12,988	13,524	13,006	12,732	12,590	12,814	12,818	13,412	13,662	13,747	13,144	13,550	12,419	13,170	13,719	13,902	14,416	13,629	14,474	14,703	14,519	14,928	15,075	15,453	15,912	15,795	14,409	12,830	14,049	14,514	14,536	15,128	15,800	15,448	15,025	16,685	17,151	16,965	17,530	18,677	19,217	19,704	19,768	20,136	20,498	19,561	20,859	20,382	21,658	20,877	20,384	21,102	20,152	20,510	19,104	20,148	19,622	18,098	19,925	21,294	20,585	20,941	20,372	20,549	20,813	20,212	21,411	22,173	21,699	20,939	20,499	21,813	22,751	23,058	23,851	24,658	23,809	24,357	24,530	25,375	26,213	26,522	26,204	27,477	26,166	27,237	27,554	26,845	26,017	27,044	27,879	28,103	28,903	29,579	29,459	30,222	30,313	31,551	32,579	31,297	32,665	32,640
C000122670
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Institutional 2 Class ($32,868)
Accumulated Value	10,000	10,174	10,368	10,346	10,280	10,129	10,496	10,761	10,850	11,311	11,308	11,408		11,592	11,655	11,800	11,884	12,163	12,394	12,827	13,009	13,549	13,032	12,752	12,612	12,840	12,840	13,438	13,691	13,777	13,170	13,583	12,446	13,199	13,754	13,942	14,450	13,667	14,516	14,749	14,560	14,973	15,125	15,498	15,960	15,845	14,451	12,870	14,099	14,565	14,589	15,187	15,856	15,505	15,080	16,746	17,222	17,025	17,602	18,750	19,291	19,785	19,850	20,214	20,584	19,644	20,945	20,474	21,758	20,974	20,473	21,198	20,247	20,607	19,195	20,246	19,720	18,190	20,022	21,395	20,690	21,049	20,473	20,657	20,918	20,318	21,519	22,293	21,817	21,048	20,613	21,933	22,876	23,186	23,983	24,798	23,945	24,501	24,667	25,524	26,374	26,683	26,361	27,641	26,327	27,406	27,727	27,016	26,183	27,220	28,063	28,284	29,097	29,776	29,649	30,426	30,512	31,765	32,803	31,510	32,893	32,868
C000122671
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Institutional 3 Class ($33,047)
Accumulated Value	10,000	10,176	10,369	10,353	10,283	10,137	10,504	10,770	10,859	11,320	11,318	11,418		11,603	11,666	11,812	11,896	12,180	12,411	12,845	13,027	13,568	13,050	12,772	12,632	12,860	12,861	13,460	13,718	13,800	13,193	13,606	12,469	13,223	13,784	13,968	14,482	13,693	14,544	14,777	14,588	15,003	15,155	15,535	15,999	15,884	14,489	12,903	14,133	14,599	14,624	15,223	15,900	15,544	15,119	16,793	17,264	17,074	17,652	18,811	19,352	19,847	19,915	20,279	20,650	19,710	21,014	20,542	21,831	21,045	20,544	21,266	20,313	20,680	19,260	20,320	19,794	18,256	20,099	21,481	20,771	21,130	20,552	20,740	21,002	20,400	21,606	22,389	21,905	21,137	20,701	22,031	22,972	23,283	24,090	24,909	24,054	24,611	24,781	25,647	26,492	26,805	26,489	27,773	26,459	27,534	27,863	27,145	26,310	27,358	28,199	28,429	29,244	29,929	29,802	30,589	30,671	31,928	32,978	31,677	33,072	33,047
C000061836
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Class R ($31,054)
Accumulated Value	10,000	10,172	10,357	10,336	10,258	10,105	10,466	10,729	10,813	11,262	11,253	11,349		11,529	11,580	11,722	11,795	12,070	12,297	12,716	12,891	13,417	12,897	12,615	12,474	12,691	12,684	13,267	13,514	13,593	12,985	13,387	12,264	13,000	13,536	13,713	14,207	13,431	14,259	14,479	14,285	14,682	14,827	15,187	15,631	15,510	14,141	12,587	13,783	14,233	14,250	14,818	15,470	15,118	14,698	16,316	16,765	16,577	17,122	18,235	18,750	19,225	19,276	19,622	19,975	19,050	20,307	19,836	21,072	20,300	19,813	20,499	19,570	19,911	18,533	19,546	19,023	17,541	19,298	20,617	19,927	20,264	19,699	19,866	20,108	19,520	20,667	21,403	20,931	20,185	19,753	21,014	21,905	22,193	22,949	23,712	22,888	23,409	23,560	24,365	25,162	25,450	25,130	26,338	25,077	26,087	26,383	25,695	24,887	25,862	26,652	26,851	27,608	28,234	28,104	28,832	28,899	30,071	31,043	29,799	31,094	31,054
C000255599
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Dividend Income Fund Class S ($32,642)
Accumulated Value	10,000	10,174	10,364	10,343	10,272	10,125	10,491	10,757	10,847	11,303	11,296	11,398		11,579	11,639	11,787	11,866	12,146	12,380	12,808	12,988	13,524	13,006	12,732	12,590	12,814	12,818	13,412	13,662	13,747	13,144	13,550	12,419	13,170	13,719	13,902	14,416	13,629	14,474	14,703	14,519	14,928	15,075	15,453	15,912	15,795	14,409	12,830	14,049	14,514	14,536	15,128	15,800	15,448	15,025	16,685	17,151	16,965	17,530	18,677	19,217	19,704	19,768	20,136	20,498	19,561	20,859	20,382	21,658	20,877	20,384	21,102	20,152	20,510	19,104	20,148	19,622	18,098	19,925	21,294	20,585	20,941	20,372	20,549	20,813	20,212	21,411	22,173	21,699	20,939	20,499	21,813	22,751	23,058	23,851	24,658	23,809	24,357	24,530	25,375	26,213	26,522	26,204	27,477	26,171	27,234	27,559	26,849	26,021	27,048	27,882	28,098	28,905	29,581	29,453	30,224	30,307	31,553	32,581	31,291	32,667	32,642
C000029350
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Class A (including sales charges) ($12,411)
Accumulated Value	9,698	9,907	9,905	9,938	9,919	9,827	9,398	9,472	9,526	9,631	9,639	9,710		9,873	9,838	9,919	10,018	9,995	9,989	10,012	10,118	10,063	10,043	10,124	10,117	10,236	10,266	10,297	10,338	10,280	10,186	10,238	10,340	10,386	10,460	10,668	10,714	10,893	10,918	10,985	11,195	11,151	11,157	11,184	11,213	11,428	11,672	10,571	10,137	10,521	10,891	11,167	11,177	11,145	11,136	11,391	11,609	11,802	11,683	11,769	11,931	12,061	12,201	12,343	12,286	12,174	12,130	12,297	12,345	11,969	11,825	11,327	10,830	11,006	10,508	11,012	10,695	9,895	9,668	10,265	10,206	10,681	10,300	10,450	10,492	10,423	10,531	10,560	10,359	9,964	9,691	10,514	10,905	10,980	11,065	11,165	10,983	11,077	11,432	11,630	11,765	11,987	11,757	11,966	11,718	11,801	11,977	11,711	11,497	11,464	11,518	11,395	11,491	11,903	12,025	12,067	12,070	12,168	12,332	12,108	12,305	12,411
C000029352
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Class C (including sales charges) ($12,029)
Accumulated Value	10,000	10,202	10,203	10,222	10,206	10,106	9,660	9,721	9,780	9,883	9,886	9,953		10,115	10,074	10,151	10,247	10,218	10,206	10,224	10,327	10,265	10,240	10,317	10,304	10,419	10,444	10,470	10,506	10,442	10,330	10,388	10,485	10,526	10,595	10,800	10,841	11,016	11,036	11,097	11,304	11,252	11,253	11,274	11,297	11,507	11,747	10,633	10,191	10,571	10,937	11,208	11,212	11,175	11,159	11,409	11,622	11,810	11,685	11,765	11,921	12,045	12,179	12,314	12,252	12,134	12,084	12,243	12,286	11,905	11,756	11,255	10,756	10,925	10,426	10,921	10,600	9,803	9,573	10,159	10,095	10,560	10,178	10,310	10,358	10,285	10,386	10,409	10,206	9,812	9,538	10,343	10,722	10,791	10,869	10,962	10,778	10,865	11,208	11,396	11,522	11,734	11,502	11,701	11,453	11,528	11,694	11,429	11,215	11,177	11,224	11,099	11,186	11,582	11,695	11,729	11,726	11,816	11,970	11,746	11,932	12,029
C000029353
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Institutional Class ($13,056)
Accumulated Value	10,000	10,218	10,217	10,253	10,235	10,142	9,701	9,779	9,836	9,946	9,956	10,031		10,201	10,167	10,252	10,366	10,334	10,340	10,356	10,467	10,412	10,403	10,479	10,473	10,597	10,630	10,664	10,709	10,661	10,555	10,611	10,718	10,768	10,846	11,063	11,112	11,311	11,328	11,399	11,630	11,575	11,584	11,613	11,645	11,871	12,126	10,985	10,535	10,936	11,323	11,612	11,624	11,593	11,585	11,863	12,081	12,295	12,162	12,254	12,424	12,574	12,710	12,872	12,815	12,688	12,645	12,820	12,873	12,483	12,335	11,817	11,312	11,498	10,980	11,496	11,166	10,334	10,098	10,724	10,663	11,161	10,765	10,924	10,970	10,900	11,014	11,046	10,838	10,426	10,142	11,005	11,416	11,497	11,588	11,695	11,506	11,607	11,980	12,190	12,333	12,568	12,328	12,550	12,292	12,381	12,567	12,291	12,068	12,035	12,094	11,967	12,070	12,505	12,635	12,681	12,686	12,792	12,966	12,733	12,942	13,056
C000122656
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Institutional 2 Class ($13,090)
Accumulated Value	10,000	10,209	10,219	10,246	10,238	10,136	9,696	9,774	9,832	9,943	9,954	10,029		10,200	10,167	10,252	10,367	10,345	10,341	10,358	10,469	10,415	10,405	10,481	10,475	10,600	10,634	10,678	10,713	10,665	10,560	10,626	10,734	10,774	10,852	11,070	11,131	11,319	11,348	11,409	11,640	11,586	11,595	11,625	11,668	11,894	12,140	10,996	10,557	10,948	11,335	11,625	11,638	11,607	11,600	11,879	12,098	12,313	12,180	12,272	12,443	12,593	12,731	12,893	12,836	12,710	12,666	12,843	12,896	12,505	12,357	11,838	11,332	11,518	10,999	11,517	11,187	10,364	10,128	10,743	10,695	11,182	10,797	10,944	10,990	10,920	11,035	11,067	10,858	10,446	10,173	11,039	11,452	11,521	11,612	11,719	11,543	11,644	12,006	12,216	12,361	12,597	12,369	12,579	12,320	12,423	12,597	12,319	12,110	12,063	12,123	12,009	12,099	12,535	12,680	12,712	12,732	12,824	13,000	12,765	12,976	13,090
C000175730
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Institutional 3 Class ($13,158)
Accumulated Value	10,000	10,218	10,217	10,253	10,235	10,142	9,701	9,779	9,836	9,946	9,956	10,032		10,203	10,180	10,266	10,371	10,349	10,346	10,373	10,484	10,431	10,412	10,489	10,484	10,610	10,644	10,688	10,724	10,677	10,572	10,639	10,747	10,798	10,876	11,084	11,145	11,334	11,363	11,435	11,656	11,613	11,612	11,642	11,686	11,912	12,169	11,017	10,579	10,970	11,358	11,659	11,661	11,631	11,624	11,903	12,134	12,338	12,206	12,310	12,482	12,621	12,770	12,921	12,865	12,751	12,697	12,885	12,939	12,549	12,401	11,883	11,366	11,553	11,034	11,553	11,224	10,401	10,165	10,781	10,722	11,222	10,837	10,985	11,032	10,963	11,078	11,111	10,903	10,491	10,206	11,073	11,499	11,569	11,660	11,768	11,592	11,694	12,057	12,269	12,414	12,650	12,424	12,647	12,375	12,479	12,653	12,376	12,167	12,121	12,181	12,068	12,159	12,597	12,742	12,775	12,795	12,889	13,065	12,831	13,043	13,158
C000255598
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia High Yield Municipal Fund Class S ($13,055)
Accumulated Value	10,000	10,218	10,217	10,253	10,235	10,142	9,701	9,779	9,836	9,946	9,956	10,031		10,201	10,167	10,252	10,366	10,334	10,340	10,356	10,467	10,412	10,403	10,479	10,473	10,597	10,630	10,664	10,709	10,661	10,555	10,611	10,718	10,768	10,846	11,063	11,112	11,311	11,328	11,399	11,630	11,575	11,584	11,613	11,645	11,871	12,126	10,985	10,535	10,936	11,323	11,612	11,624	11,593	11,585	11,863	12,081	12,295	12,162	12,254	12,424	12,574	12,710	12,872	12,815	12,688	12,645	12,820	12,873	12,483	12,335	11,817	11,312	11,498	10,980	11,496	11,166	10,334	10,098	10,724	10,663	11,161	10,765	10,924	10,970	10,900	11,014	11,046	10,838	10,426	10,142	11,005	11,416	11,497	11,588	11,695	11,506	11,607	11,980	12,190	12,333	12,568	12,327	12,549	12,291	12,380	12,566	12,276	12,067	12,034	12,093	11,966	12,069	12,504	12,634	12,680	12,685	12,791	12,965	12,732	12,941	13,055
C000151801
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Multi Strategy Alternatives Fund Class A (including sales charges) ($9,060)
Accumulated Value	9,421	9,381	9,431	9,331	9,281	9,061	9,061	9,093	9,103	9,264	9,334	9,404		9,394	9,223	9,364	9,565	9,504	9,525	9,695	9,658	9,586	9,473	9,494	9,360	8,879	8,817	8,776	8,673	8,622	8,397	7,905	7,853	8,058	7,987	7,843	7,812	7,638	7,648	7,669	7,484	7,453	7,453	7,556	7,484	7,443	7,402	6,992	7,074	7,136	7,238	7,320	7,371	7,328	7,300	7,423	7,548	7,574	7,638	7,630	7,643	7,600	7,661	7,507	7,502	7,500	7,446	7,236	7,323	7,412	7,344	7,278	7,454	7,331	7,299	7,375	7,427	7,320	7,333	7,367	7,293	7,356	7,398	7,272	7,272	7,229	7,298	7,408	7,416	7,448	7,303	7,435	7,541	7,685	7,845	8,032	7,972	7,953	7,986	7,964	7,918	7,940	7,929	7,972	8,064	8,161	8,299	8,299	8,202	8,296	8,351	8,448	8,609	8,706	8,706	8,545	8,631	8,864	8,921	8,965	9,044	9,060
C000151802
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Multi Strategy Alternatives Fund Class C (including sales charges) ($8,926)
Accumulated Value	10,000	9,957	10,011	9,893	9,840	9,595	9,595	9,619	9,630	9,779	9,854	9,918		9,897	9,715	9,865	10,057	9,993	10,014	10,185	10,136	10,060	9,930	9,940	9,799	9,288	9,223	9,168	9,060	9,005	8,766	8,233	8,179	8,396	8,309	8,157	8,124	7,928	7,939	7,950	7,765	7,722	7,711	7,820	7,733	7,689	7,635	7,211	7,298	7,352	7,450	7,537	7,580	7,534	7,499	7,621	7,746	7,768	7,828	7,814	7,822	7,773	7,831	7,667	7,659	7,651	7,591	7,371	7,457	7,542	7,468	7,396	7,573	7,440	7,404	7,476	7,526	7,413	7,421	7,448	7,371	7,429	7,468	7,335	7,330	7,283	7,346	7,454	7,457	7,484	7,335	7,462	7,564	7,703	7,858	8,042	7,974	7,952	7,983	7,952	7,901	7,921	7,904	7,943	8,027	8,118	8,252	8,246	8,146	8,234	8,283	8,374	8,529	8,618	8,615	8,450	8,528	8,753	8,805	8,841	8,913	8,926
C000151809
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Multi Strategy Alternatives Fund Institutional Class ($9,867)
Accumulated Value	10,000	9,958	10,021	9,915	9,862	9,629	9,629	9,663	9,685	9,845	9,930	10,005		10,005	9,823	9,983	10,186	10,133	10,154	10,335	10,298	10,222	10,113	10,124	9,993	9,469	9,415	9,371	9,273	9,218	8,978	8,444	8,389	8,618	8,542	8,389	8,367	8,171	8,193	8,215	8,018	7,985	7,985	8,095	8,018	7,975	7,931	7,495	7,593	7,658	7,767	7,855	7,909	7,868	7,838	7,975	8,111	8,141	8,209	8,204	8,217	8,174	8,242	8,078	8,073	8,073	8,015	7,792	7,886	7,984	7,911	7,844	8,037	7,903	7,872	7,953	8,011	7,900	7,914	7,950	7,874	7,941	7,992	7,857	7,857	7,812	7,888	8,011	8,020	8,056	7,902	8,045	8,162	8,319	8,496	8,699	8,635	8,615	8,656	8,633	8,583	8,612	8,601	8,650	8,749	8,856	9,010	9,010	8,909	9,010	9,073	9,180	9,359	9,463	9,469	9,296	9,389	9,647	9,711	9,759	9,847	9,867
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net) ($33,367)
Accumulated Value	10,000	9,939	10,368	10,403	10,466	10,289	10,367	10,591	10,880	11,186	11,323	11,499		11,753	11,806	12,136	12,183	12,418	12,676	12,921	13,130	13,870	13,288	13,004	13,128	13,144	13,073	13,467	13,573	13,632	12,610	12,795	11,894	12,833	13,176	13,342	13,792	12,974	13,824	13,864	13,535	13,820	14,198	14,545	15,057	14,891	13,688	11,840	13,108	13,679	14,116	14,862	15,772	15,263	14,892	16,728	17,505	17,425	17,829	18,305	19,105	19,402	19,658	19,794	20,289	19,451	20,444	19,951	20,750	19,730	19,221	19,637	18,065	18,087	16,562	17,718	17,066	15,432	16,364	17,633	16,939	18,153	17,633	18,177	18,438	18,240	19,299	20,006	19,447	18,643	18,082	19,751	20,700	20,821	21,715	22,396	21,658	22,537	23,039	23,411	24,005	24,563	24,011	24,910	24,320	25,136	24,985	23,998	24,222	25,614	26,764	27,127	27,797	28,804	29,448	29,445	29,752	30,634	31,028	28,800	31,730	33,367
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,812)
Accumulated Value	10,000	10,023	10,404	10,418	10,427	10,223	10,626	10,826	11,044	11,471	11,478	11,600		11,748	11,830	12,064	12,102	12,359	12,643	13,028	13,174	13,897	13,387	13,083	13,127	13,462	13,549	14,017	14,500	14,555	13,525	13,800	12,543	13,595	14,055	14,300	14,877	13,929	14,907	15,138	14,861	15,119	15,439	16,023	16,485	16,503	15,155	13,152	14,890	15,675	16,022	16,960	18,205	17,540	17,117	19,132	19,941	19,777	20,350	21,120	22,257	22,363	22,923	23,399	24,077	22,971	24,565	24,235	25,217	23,795	23,142	23,923	21,790	21,757	19,935	21,792	20,955	19,016	20,541	21,653	20,394	21,761	21,243	21,915	22,187	22,290	23,795	24,614	24,183	23,046	22,489	24,590	25,804	26,164	27,576	28,461	27,249	28,533	29,477	29,906	30,615	31,269	31,051	33,050	32,129	33,151	32,571	30,686	30,504	32,451	34,094	34,852	35,586	36,819	37,614	37,706	37,708	38,227	38,022	36,131	39,783	41,812
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,442)
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index ($10,763)
Accumulated Value	10,000	10,292	10,370	10,319	10,376	10,088	9,687	9,643	9,751	9,798	9,813	9,923		10,077	10,068	10,237	10,339	10,245	10,207	10,320	10,356	10,479	10,386	10,497	10,329	10,250	10,205	10,188	10,198	10,110	9,998	10,029	10,232	10,387	10,328	10,457	10,426	10,567	10,801	10,771	10,990	10,879	10,951	10,868	10,931	11,071	11,145	10,896	11,110	11,158	11,257	11,616	11,599	11,557	11,568	11,778	11,937	11,832	11,628	11,404	11,548	11,657	11,554	11,708	11,659	11,452	11,424	11,391	11,375	11,142	11,009	10,674	10,089	10,117	9,792	10,000	9,606	9,112	9,049	9,475	9,527	9,839	9,512	9,813	9,856	9,664	9,663	9,730	9,597	9,316	9,205	9,669	10,071	9,932	9,807	9,861	9,612	9,738	9,752	10,022	10,259	10,433	10,084	10,118	9,901	9,957	10,100	10,162	10,460	10,423	10,621	10,463	10,615	10,684	10,657	10,682	10,710	10,810	10,931	10,595	10,727	10,763
Columbia Threadneedle: Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)
Accumulated Value	10,000	10,080	10,372	10,372	10,433	10,211	10,095	10,208	10,421	10,616	10,701	10,849		11,060	11,086	11,347	11,418	11,509	11,635	11,822	11,953	12,414	12,057	11,954	11,946	11,918	11,858	12,065	12,127	12,117	11,518	11,633	11,236	11,837	11,999	12,150	12,382	12,008	12,586	12,594	12,518	12,625	12,866	13,015	13,320	13,300	12,691	11,550	12,383	12,728	13,017	13,596	14,087	13,794	13,598	14,703	15,191	15,096	15,202	15,329	15,809	16,015	16,086	16,238	16,455	15,930	16,402	16,146	16,525	15,902	15,580	15,593	14,502	14,528	13,607	14,293	13,752	12,679	13,103	13,960	13,660	14,427	13,987	14,423	14,573	14,365	14,865	15,233	14,894	14,351	14,023	15,082	15,768	15,736	16,062	16,400	15,910	16,381	16,610	16,954	17,372	17,733	17,256	17,667	17,265	17,652	17,689	17,313	17,613	18,196	18,824	18,865	19,254	19,723	19,968	19,985	20,131	20,565	20,815	19,662	20,960	21,637
Columbia Threadneedle: Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate H
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)
Accumulated Value	10,000	10,029	10,308	10,347	10,369	10,295	10,340	10,509	10,605	10,840	10,914	11,029		11,167	11,166	11,314	11,385	11,503	11,707	11,817	11,930	12,210	11,934	11,817	11,918	11,989	11,988	12,212	12,295	12,324	11,803	11,935	11,487	12,054	12,278	12,483	12,758	12,387	12,905	13,020	12,964	13,122	13,287	13,504	13,732	13,770	13,202	12,091	12,924	13,270	13,532	13,924	14,367	14,154	13,951	14,962	15,344	15,288	15,413	15,705	16,086	16,217	16,448	16,592	16,845	16,407	16,881	16,752	17,106	16,529	16,175	16,279	15,455	15,434	14,640	15,409	14,973	14,010	14,499	15,231	14,735	15,468	15,178	15,551	15,711	15,657	16,174	16,499	16,277	15,821	15,520	16,514	17,142	17,246	17,682	18,101	17,680	18,142	18,481	18,757	19,052	19,378	19,131	19,686	19,426	19,844	19,845	19,284	19,337	19,984	20,548	20,796	21,095	21,624	22,052	22,070	22,163	22,522	22,854	21,802	23,088	23,889
Columbia Threadneedle: FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Three-Month U.S. Treasury Bill Index ($12,646)
Accumulated Value	10,000	10,002	10,004	10,007	10,009	10,012	10,014	10,017	10,021	10,025	10,029	10,034		10,041	10,048	10,056	10,065	10,073	10,082	10,091	10,101	10,113	10,123	10,137	10,150	10,165	10,181	10,197	10,215	10,232	10,250	10,269	10,290	10,311	10,330	10,351	10,372	10,394	10,415	10,435	10,455	10,473	10,491	10,506	10,521	10,536	10,549	10,562	10,571	10,575	10,576	10,578	10,579	10,580	10,581	10,582	10,582	10,583	10,584	10,584	10,585	10,585	10,585	10,585	10,586	10,586	10,586	10,587	10,587	10,588	10,589	10,590	10,593	10,598	10,606	10,617	10,632	10,653	10,680	10,710	10,746	10,786	10,824	10,867	10,910	10,956	11,003	11,053	11,104	11,155	11,207	11,258	11,311	11,364	11,414	11,466	11,518	11,571	11,624	11,678	11,731	11,783	11,834	11,881	11,928	11,973	12,014	12,059	12,102	12,147	12,191	12,236	12,282	12,326	12,370	12,411	12,452	12,492	12,528	12,568	12,606	12,646
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,355)
Accumulated Value	10,000	10,086	10,379	10,459	10,438	10,276	10,863	11,134	11,214	11,617	11,498	11,477		11,466	11,653	11,808	11,670	12,016	12,103	12,474	12,656	13,145	12,518	12,297	12,338	12,411	12,442	12,934	13,125	13,152	12,471	12,843	11,610	12,513	12,913	12,995	13,456	12,591	13,495	13,607	13,206	13,678	13,869	14,298	14,691	14,375	12,983	10,764	11,974	12,385	12,302	12,789	13,317	12,990	12,820	14,544	15,102	14,963	15,868	16,801	17,473	17,881	17,676	17,818	18,171	17,539	18,429	17,780	18,901	18,461	18,247	18,762	17,704	18,048	16,471	17,563	17,040	15,546	17,140	18,211	17,477	18,382	17,734	17,652	17,918	17,227	18,372	19,018	18,504	17,790	17,162	18,457	19,480	19,500	20,219	21,230	20,323	20,968	20,770	21,832	22,418	22,729	22,479	23,914	22,279	23,310	23,405	22,755	22,061	22,836	23,616	23,752	24,509	24,875	24,985	25,648	25,822	27,001	27,701	26,365	28,515	29,355
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)
Accumulated Value	10,000	10,280	10,335	10,368	10,380	10,255	9,690	9,820	9,943	10,147	10,170	10,239		10,397	10,372	10,443	10,574	10,518	10,546	10,556	10,688	10,582	10,582	10,714	10,745	10,949	10,995	11,031	11,107	11,058	10,933	11,019	11,121	11,198	11,258	11,526	11,587	11,769	11,827	11,905	12,172	12,133	12,158	12,202	12,238	12,523	12,767	11,551	11,210	11,648	12,036	12,338	12,352	12,363	12,373	12,648	12,853	13,084	12,933	13,061	13,236	13,365	13,508	13,660	13,633	13,542	13,490	13,655	13,687	13,306	13,272	12,802	12,367	12,513	12,152	12,579	12,300	11,600	11,390	12,027	12,018	12,514	12,143	12,348	12,399	12,309	12,509	12,584	12,395	11,985	11,811	12,694	13,058	12,996	13,081	13,205	13,107	13,179	13,478	13,620	13,770	13,897	13,687	13,969	13,743	13,840	14,005	13,826	13,607	13,616	13,697	13,526	13,608	13,958	14,104	14,155	14,130	14,267	14,493	14,205	14,393	14,475
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index ($15,013)
Accumulated Value	10,000	10,311	10,378	10,416	10,443	10,314	9,700	9,834	9,972	10,210	10,233	10,302		10,460	10,437	10,505	10,650	10,593	10,622	10,649	10,787	10,686	10,694	10,850	10,899	11,127	11,182	11,222	11,312	11,267	11,126	11,204	11,300	11,376	11,438	11,733	11,799	11,990	12,053	12,129	12,421	12,395	12,422	12,470	12,507	12,815	13,085	11,646	11,253	11,713	12,176	12,507	12,540	12,553	12,575	12,877	13,118	13,392	13,252	13,395	13,591	13,747	13,922	14,089	14,067	13,975	13,918	14,101	14,137	13,742	13,710	13,214	12,745	12,885	12,474	12,939	12,651	11,872	11,628	12,305	12,285	12,831	12,428	12,621	12,694	12,606	12,830	12,913	12,717	12,285	12,088	13,025	13,416	13,354	13,459	13,619	13,535	13,638	13,972	14,125	14,291	14,420	14,200	14,506	14,264	14,372	14,552	14,381	14,124	14,134	14,217	14,003	14,078	14,449	14,594	14,650	14,615	14,758	15,004	14,719	14,920	15,013
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE One-Month U.S. Treasury Bill Index ($12,573)
Accumulated Value	10,000	10,002	10,003	10,005	10,007	10,009	10,010	10,013	10,017	10,021	10,024	10,030		10,036	10,043	10,051	10,059	10,067	10,076	10,084	10,094	10,105	10,116	10,129	10,142	10,157	10,171	10,187	10,203	10,220	10,238	10,257	10,277	10,299	10,318	10,340	10,360	10,382	10,403	10,422	10,440	10,458	10,475	10,489	10,504	10,517	10,530	10,544	10,544	10,545	10,546	10,547	10,548	10,549	10,549	10,550	10,551	10,551	10,552	10,552	10,552	10,552	10,553	10,553	10,553	10,554	10,554	10,555	10,556	10,556	10,556	10,557	10,558	10,562	10,568	10,578	10,598	10,618	10,643	10,675	10,712	10,749	10,786	10,829	10,872	10,912	10,959	11,008	11,059	11,108	11,159	11,209	11,261	11,313	11,361	11,414	11,465	11,517	11,568	11,621	11,675	11,726	11,774	11,820	11,867	11,910	11,950	11,994	12,037	12,081	12,124	12,168	12,214	12,257	12,301	12,341	12,383	12,421	12,456	12,496	12,534	12,573
Columbia Threadneedle: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index ($14,253)
Accumulated Value	10,000	10,020	10,165	10,181	10,238	10,179	10,268	10,356	10,408	10,525	10,528	10,573		10,598	10,621	10,719	10,751	10,815	10,890	10,897	10,977	11,245	10,973	10,865	10,875	10,904	10,884	10,868	10,917	10,842	10,505	10,440	10,239	10,457	10,523	10,505	10,574	10,502	10,671	10,754	10,795	10,843	10,876	10,988	11,122	11,167	11,007	10,359	10,658	10,811	11,001	11,150	11,321	11,302	11,278	11,595	11,879	11,860	12,040	12,033	12,229	12,276	12,322	12,268	12,351	12,304	12,416	12,255	12,313	12,132	12,089	12,147	12,037	11,906	11,692	11,754	11,866	11,751	11,760	11,778	11,771	11,967	11,912	11,770	11,810	11,755	11,845	11,907	11,946	11,934	11,836	11,970	12,136	12,175	12,287	12,441	12,374	12,448	12,487	12,579	12,632	12,752	12,668	12,774	12,775	12,903	12,939	12,842	12,788	12,937	13,080	13,155	13,302	13,497	13,589	13,607	13,687	13,960	14,022	13,609	14,014	14,253
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE One-Month U.S. Treasury Bill Index ($12,573)
Accumulated Value	10,000	10,002	10,003	10,005	10,007	10,009	10,010	10,013	10,017	10,021	10,024	10,030		10,036	10,043	10,051	10,059	10,067	10,076	10,084	10,094	10,105	10,116	10,129	10,142	10,157	10,171	10,187	10,203	10,220	10,238	10,257	10,277	10,299	10,318	10,340	10,360	10,382	10,403	10,422	10,440	10,458	10,475	10,489	10,504	10,517	10,530	10,544	10,544	10,545	10,546	10,547	10,548	10,549	10,549	10,550	10,551	10,551	10,552	10,552	10,552	10,552	10,553	10,553	10,553	10,554	10,554	10,555	10,556	10,556	10,556	10,557	10,558	10,562	10,568	10,578	10,598	10,618	10,643	10,675	10,712	10,749	10,786	10,829	10,872	10,912	10,959	11,008	11,059	11,108	11,159	11,209	11,261	11,313	11,361	11,414	11,465	11,517	11,568	11,621	11,675	11,726	11,774	11,820	11,867	11,910	11,950	11,994	12,037	12,081	12,124	12,168	12,214	12,257	12,301	12,341	12,383	12,421	12,456	12,496	12,534	12,573
Columbia Threadneedle: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index ($14,253)
Accumulated Value	10,000	10,020	10,165	10,181	10,238	10,179	10,268	10,356	10,408	10,525	10,528	10,573		10,598	10,621	10,719	10,751	10,815	10,890	10,897	10,977	11,245	10,973	10,865	10,875	10,904	10,884	10,868	10,917	10,842	10,505	10,440	10,239	10,457	10,523	10,505	10,574	10,502	10,671	10,754	10,795	10,843	10,876	10,988	11,122	11,167	11,007	10,359	10,658	10,811	11,001	11,150	11,321	11,302	11,278	11,595	11,879	11,860	12,040	12,033	12,229	12,276	12,322	12,268	12,351	12,304	12,416	12,255	12,313	12,132	12,089	12,147	12,037	11,906	11,692	11,754	11,866	11,751	11,760	11,778	11,771	11,967	11,912	11,770	11,810	11,755	11,845	11,907	11,946	11,934	11,836	11,970	12,136	12,175	12,287	12,441	12,374	12,448	12,487	12,579	12,632	12,752	12,668	12,774	12,775	12,903	12,939	12,842	12,788	12,937	13,080	13,155	13,302	13,497	13,589	13,607	13,687	13,960	14,022	13,609	14,014	14,253
Columbia Threadneedle: FTSE One-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE One-Month U.S. Treasury Bill Index ($12,573)
Accumulated Value	10,000	10,002	10,003	10,005	10,007	10,009	10,010	10,013	10,017	10,021	10,024	10,030		10,036	10,043	10,051	10,059	10,067	10,076	10,084	10,094	10,105	10,116	10,129	10,142	10,157	10,171	10,187	10,203	10,220	10,238	10,257	10,277	10,299	10,318	10,340	10,360	10,382	10,403	10,422	10,440	10,458	10,475	10,489	10,504	10,517	10,530	10,544	10,544	10,545	10,546	10,547	10,548	10,549	10,549	10,550	10,551	10,551	10,552	10,552	10,552	10,552	10,553	10,553	10,553	10,554	10,554	10,555	10,556	10,556	10,556	10,557	10,558	10,562	10,568	10,578	10,598	10,618	10,643	10,675	10,712	10,749	10,786	10,829	10,872	10,912	10,959	11,008	11,059	11,108	11,159	11,209	11,261	11,313	11,361	11,414	11,465	11,517	11,568	11,621	11,675	11,726	11,774	11,820	11,867	11,910	11,950	11,994	12,037	12,081	12,124	12,168	12,214	12,257	12,301	12,341	12,383	12,421	12,456	12,496	12,534	12,573
Columbia Threadneedle: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index ($14,253)
Accumulated Value	$ 10,000	$ 10,020	$ 10,165	$ 10,181	$ 10,238	$ 10,179	$ 10,268	$ 10,356	$ 10,408	$ 10,525	$ 10,528	$ 10,573		$ 10,598	$ 10,621	$ 10,719	$ 10,751	$ 10,815	$ 10,890	$ 10,897	$ 10,977	$ 11,245	$ 10,973	$ 10,865	$ 10,875	$ 10,904	$ 10,884	$ 10,868	$ 10,917	$ 10,842	$ 10,505	$ 10,440	$ 10,239	$ 10,457	$ 10,523	$ 10,505	$ 10,574	$ 10,502	$ 10,671	$ 10,754	$ 10,795	$ 10,843	$ 10,876	$ 10,988	$ 11,122	$ 11,167	$ 11,007	$ 10,359	$ 10,658	$ 10,811	$ 11,001	$ 11,150	$ 11,321	$ 11,302	$ 11,278	$ 11,595	$ 11,879	$ 11,860	$ 12,040	$ 12,033	$ 12,229	$ 12,276	$ 12,322	$ 12,268	$ 12,351	$ 12,304	$ 12,416	$ 12,255	$ 12,313	$ 12,132	$ 12,089	$ 12,147	$ 12,037	$ 11,906	$ 11,692	$ 11,754	$ 11,866	$ 11,751	$ 11,760	$ 11,778	$ 11,771	$ 11,967	$ 11,912	$ 11,770	$ 11,810	$ 11,755	$ 11,845	$ 11,907	$ 11,946	$ 11,934	$ 11,836	$ 11,970	$ 12,136	$ 12,175	$ 12,287	$ 12,441	$ 12,374	$ 12,448	$ 12,487	$ 12,579	$ 12,632	$ 12,752	$ 12,668	$ 12,774	$ 12,775	$ 12,903	$ 12,939	$ 12,842	$ 12,788	$ 12,937	$ 13,080	$ 13,155	$ 13,302	$ 13,497	$ 13,589	$ 13,607	$ 13,687	$ 13,960	$ 14,022	$ 13,609	$ 14,014	$ 14,253